Condensed Financial Information of The Parent Company (Details) - Schedule of Condensed Statements of Cash Flows - Parent [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash (used in)/provided operating activities	$ 91	$ 18	$ (1,392)
Net cash provided by investing activities
Net cash provided by financing activities
Net (decrease)/increase in cash	91	18	(1,392)
Cash at beginning of year	33	15	1,407
Cash at end of year	$ 124	$ 33	$ 15